Form N-1A Supplement	May 12, 2025
Innovator Equity Managed 100 Buffer ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Managed 100 Buffer ETF™

(the “Fund”)

Supplement to the Prospectus and Summary Prospectus

Dated May 13, 2025

Dated June 26, 2025

1.	Notwithstanding anything to the contrary in the Fund’s prospectus and summary prospectus, effective as of the date set forth above, references to the Fund’s investment in exchange-traded option contracts include Flexible Exchange® Options (“FLEX Options”). The first sentence set forth in the first paragraph of the “Hedging Strategy” sub-section of the “Principal Investment Strategies” section is hereby deleted in its entirety and replaced with the following:

The Sub-Adviser will seek to protect against losses in the Equity Portfolio by implementing a series of buffers against 100% of losses by purchasing exchange-traded option contracts, including Flexible Exchange® Options (“FLEX Options”).

2.	Notwithstanding anything to the contrary in the Fund’s prospectus and summary prospectus, effective as of the date set forth above, the following risk factor is added to the “Principal Risks” section of the prospectus and summary prospectus and the “Additional Risks of Investing in the Fund” section of the prospectus:

FLEX Options Risk. The Fund may utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

3.	Notwithstanding anything to the contrary in the Fund’s prospectus and summary prospectus, effective as of the date set forth above, the following is added to the “Principal Investments” sub-section of the “Fund Investments” section of the prospectus:

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

Please Keep This Supplement For Future Reference